Quarterly Report
July 31, 2024
MFS®  Lifetime®  Income Fund
LRT-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 69.6%
MFS Emerging Markets Debt Fund - Class R6	511,477	$6,147,958
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,128,850	6,140,943
MFS Global Opportunistic Bond Fund - Class R6	5,295,041	42,995,737
MFS Government Securities Fund - Class R6	6,608,895	57,233,031
MFS High Income Fund - Class R6	3,978,780	12,254,643
MFS Inflation-Adjusted Bond Fund - Class R6	6,633,957	60,833,383
MFS Limited Maturity Fund - Class R6	21,089,001	122,737,984
MFS Total Return Bond Fund - Class R6	12,443,459	118,835,032
		$427,178,711
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,120,074	$15,333,822
MFS International Growth Fund - Class R6	69,510	3,050,093
MFS International Intrinsic Value Fund - Class R6	73,131	3,083,206
MFS Research International Fund - Class R6	385,346	9,190,496
		$30,657,617
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	3,419,496	$12,002,429
MFS Global Real Estate Fund - Class R6	714,424	12,266,671
		$24,269,100
U.S. Stock Funds – 18.4%
MFS Blended Research Core Equity Fund - Class R6	258,874	$9,860,516
MFS Blended Research Growth Equity Fund - Class R6	405,337	9,598,369
MFS Blended Research Mid Cap Equity Fund - Class R6	1,226,403	18,518,689
MFS Blended Research Small Cap Equity Fund - Class R6	374,113	6,176,598
MFS Blended Research Value Equity Fund - Class R6	726,822	12,312,373
MFS Growth Fund - Class R6	45,522	9,630,260
MFS Mid Cap Growth Fund - Class R6 (a)	287,186	9,169,837
MFS Mid Cap Value Fund - Class R6	266,459	9,267,432
MFS New Discovery Fund - Class R6 (a)	97,543	3,063,828
MFS New Discovery Value Fund - Class R6	160,274	3,091,678
MFS Research Fund - Class R6	164,191	9,885,952
MFS Value Fund - Class R6	235,104	12,340,608
		$112,916,140
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.39% (v)	18,392,297	$18,394,136
Total Investment Companies		$613,415,704

Other Assets, Less Liabilities – 0.0%		173,890
Net Assets – 100.0%		$613,589,594
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $613,415,704.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$613,415,704	$—	$—	$613,415,704
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,979,138	$51,173	$1,172,547	$422,112	$580,640	$9,860,516
MFS Blended Research Growth Equity Fund	9,914,674	127,002	1,603,353	834,687	325,359	9,598,369
MFS Blended Research International Equity Fund	15,517,979	224,090	1,649,733	381,154	860,332	15,333,822
MFS Blended Research Mid Cap Equity Fund	18,411,563	337,967	1,657,995	430,340	996,814	18,518,689
MFS Blended Research Small Cap Equity Fund	6,116,310	130,989	743,858	186,534	486,623	6,176,598
MFS Blended Research Value Equity Fund	12,353,463	203,157	985,964	272,632	469,085	12,312,373
MFS Commodity Strategy Fund	12,293,959	485,899	482,393	(58,159)	(236,877)	12,002,429
MFS Emerging Markets Debt Fund	6,258,015	155,641	408,827	(49,520)	192,649	6,147,958
MFS Emerging Markets Debt Local Currency Fund	6,207,107	239,628	414,985	(62,781)	171,974	6,140,943
MFS Global Opportunistic Bond Fund	43,712,819	728,303	2,699,120	(308,791)	1,562,526	42,995,737
MFS Global Real Estate Fund	12,104,575	262,483	1,310,241	131,233	1,078,621	12,266,671
MFS Government Securities Fund	58,014,294	966,370	4,005,251	(632,340)	2,889,958	57,233,031
MFS Growth Fund	9,855,908	189,372	1,408,971	1,091,400	(97,449)	9,630,260
MFS High Income Fund	12,547,730	318,583	859,231	(37,518)	285,079	12,254,643
MFS Inflation-Adjusted Bond Fund	61,646,782	1,683,259	4,141,858	(552,721)	2,197,921	60,833,383
MFS Institutional Money Market Portfolio	18,701,436	4,754,484	5,063,677	(292)	2,185	18,394,136
MFS International Growth Fund	3,094,429	36,831	319,200	146,154	91,879	3,050,093
MFS International Intrinsic Value Fund	3,089,232	73,186	308,377	93,567	135,598	3,083,206
MFS Limited Maturity Fund	125,089,385	2,564,358	7,075,043	(242,361)	2,401,645	122,737,984
MFS Mid Cap Growth Fund	9,102,690	150,420	551,350	318,152	149,925	9,169,837
MFS Mid Cap Value Fund	9,271,917	213,662	981,343	592,448	170,748	9,267,432
MFS New Discovery Fund	3,037,542	45,055	247,982	79,111	150,102	3,063,828
MFS New Discovery Value Fund	3,080,190	104,701	388,004	118,002	176,789	3,091,678
MFS Research Fund	9,940,874	69,688	908,536	614,712	169,214	9,885,952
MFS Research International Fund	9,305,847	178,678	914,503	341,523	278,951	9,190,496
MFS Total Return Bond Fund	120,472,917	2,035,365	8,440,326	(1,052,477)	5,819,553	118,835,032
MFS Value Fund	12,385,948	287,487	1,138,938	501,536	304,575	12,340,608
	$621,506,723	$16,617,831	$49,881,606	$3,558,337	$21,614,419	$613,415,704
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	114,650	—
MFS Emerging Markets Debt Local Currency Fund	90,842	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$361,701	$—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	603,395	—
MFS Growth Fund	14,902	8,688
MFS High Income Fund	206,185	—
MFS Inflation-Adjusted Bond Fund	1,018,226	—
MFS Institutional Money Market Portfolio	253,012	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	1,408,714	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	13,571	5,576
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,300,146	—
MFS Value Fund	61,656	—
	$5,447,000	$14,264
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